Transactions With Related Parties - Capitalized Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Advances for vessels under construction and acquisition of vessels and other assets
Commision fee for newbuilding vessels (d)	$ 454,612	$ 67,932
Oceanbulk Maritime S.A. (d)
Advances for vessels under construction and acquisition of vessels and other assets
Commision fee for newbuilding vessels (d)	$ 1,038	$ 519